Share split	12 Months Ended
Dec. 31, 2022
Share split
Share split

18.Share split

On August 18, 2020, a 20-for-1 share split of the Company’s issued and unissued ordinary shares and convertible preferred shares was affected with par value per share divided by 20. All information related to the Company’s ordinary shares, convertible preferred shares and share-based awards has been retroactively adjusted to give effect to the 20-for-1 share split. The par value per ordinary share and the par value per convertible preferred share also have been retroactively revised as if they had been adjusted in proportion to the share split.